Business Combinations - Pro Forma for Acquisition of Crossline Capital, Inc. (Details) (Crossline Capital Inc, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Crossline Capital Inc
Business Acquisition [Line Items]
Pro forma revenues	$ 176,083	$ 110,875	$ 35,637
Pro forma net income	$ 25,271	$ 21,347	$ 4,301
Pro forma earnings per share - basic	$ 1.80	$ 6.65	$ 1.35
Pro forma earnings per share - diluted	$ 1.48	$ 2.82	$ 1.15